Taxation (Tables)	12 Months Ended
Mar. 31, 2020
Taxes Payable [Abstract]
Schedule of Composition of Income Tax Benefits
(b)	Income taxes benefits
Composition of income tax benefits

	For the year ended March 31,
	2018	2019	2020
	RMB	RMB	RMB
Current income tax expenses	(2,654)	(6,051)	(2,119)
Deferred income tax benefits	91,319	23,268	2,709

	88,665	17,217	590

Schedule of Components of Loss Before Tax
The components of loss before tax are as follows:

	For the year ended March 31,
	2018	2019	2020
	RMB	RMB	RMB
Loss before tax
Loss from PRC entities	(795,673)	(426,044)	(310,312)
Income/(loss) from overseas entities	148,955	(77,448)	(1,913,916)

Total loss before tax	(646,718)	(503,492)	(2,224,228)

	For the year ended March 31,
	2018	2019	2020
	RMB	RMB	RMB
Income tax benefits/(expenses)
Current income tax expenses	(2,654)	(6,051)	(2,119)
Deferred tax benefits	91,319	23,268	2,709

Total income tax benefits	88,665	17,217	590

Schedule of Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate
Reconciliation of the differences between the PRC statutory tax rate of 25% and the Group’s effective tax rate is as follows:

	For the year ended March 31,
	2018	2019	2020
PRC Statutory tax rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	7%	(3%)	(23%)
Permanent book – tax difference	(8%)	(5%)	(1%)
Additional deduction for research and development expenditures	1%	2%	1%
Changes in valuation allowance	(11%)	(16%)	(2%)

Effective tax rate	14%	3%	0%

Schedule of Significant Components of Deferred Tax Assets and Liabilities	Significant components of the Group’s deferred tax assets are as follows:

	As of March 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
- Tax losses carried forward	696,968	556,851
- Carryforwards of un-deducted advertising expenses	150,530	182,318
- Accruals and other liabilities	12,042	6,821
- Provision for doubtful accounts	1,158	5,792
- Impairment of available-for-sale investments	—	1,125
Less: valuation allowance	(860,698)	(752,907)

Net deferred tax assets	—	—

Deferred tax liabilities:
- Recognition of intangible assets arisen from business combination and unrealized holding gain	2,485	2,571
- Recognition of acquired broadcasting license	—	18,958

Net deferred tax liabilities	2,485	21,529

Schedule of Operating Loss Carry Forward
As of March 31, 2020, net operating loss carry forwards from PRC entities will expire as follows:

At December 31,	RMB
2020	783,272
2021	353,954
2022	157,755
2023	66,554
2024	266,217
Thereafter	1,140,909

2,768,661

Schedule of Movement of Valuation Allowance
Movement of valuation allowance

	For the year ended March 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the period	707,595	780,179	860,698
Addition	73,480	83,516	21,180
Written off for expiration of net operating losses	—	—	(125,803)
Utilization of previously unrecognized tax loss and un-deductible advertising expenses	(896)	(2,997)	(3,168)

Balance at end of the period	780,179	860,698	752,907